Commitments and Contingencies - Summary of Commitments to Purchase Mineral Stream (Parenthetical) (Detail) $ in Thousands, lb in Millions		3 Months Ended		6 Months Ended
	Apr. 19, 2023 USD ($) oz	Jun. 30, 2023 USD ($) oz lb	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) Agreement oz lb	Jun. 30, 2022 USD ($)	Jan. 26, 2022 oz	Jan. 17, 2022 oz
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased after second step down	1.00%
Gain on disposal | $		$ 5,027	$ 0	$ 5,027	$ 0
Constancia [member]
Disclosure of contractual obligations and commitments [line items]
Initial term of contract				40 years
Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Maximum percentage of copper included in concentrate				15.00%
Gold interests [member] | Minto PMPA Agreement Amendment [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of spot price of gold delivered		50.00%		50.00%
Per ounce cash payment as a percentage of spot price of gold to be paid during contract restructuring		90.00%		90.00%
Gold interests [member] | Marathon [Member]
Disclosure of contractual obligations and commitments [line items]
Cumulative gold ounces to be delivered before reduction in stream percentage		150,000		150,000
Gold interests [member] | Santo Domingo [Member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased after stream percentage reduction		67.00%		67.00%
Gold [member] | Constancia [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		50.00%		50.00%
Gold [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		25.00%		25.00%
Percentage of silver production to be Converted to gold and purchased				25.00%
Gold to silver price ratio minimum limit for revisiting stated exchange rate		70		70
Exchange ratio to be fixed when price ratio reach minimum limit for six months		50		50
Exchange ratio to be fixed when price ratio reach maximum limit for six months		90		90
Gold to silver exchange ratio, description				fixed gold to silver exchange ratio is 70:1.
Gold [member] | San Dimas [member] | Bottom of range [member]
Disclosure of contractual obligations and commitments [line items]
Gold to silver price ratio minimum limit for revisiting stated exchange ratio		50		50
Gold [member] | San Dimas [member] | Top of range [member]
Disclosure of contractual obligations and commitments [line items]
Gold to silver price ratio maximum limit for revisiting stated exchange rate		90		90
Gold [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%		100.00%
Gold [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Gold [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Gold [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%		100.00%
Number of ounces to be delivered before sharing mechanism applies		30,000		30,000
Attributable Payable Production to be Purchased there after		50.00%		50.00%
Gold [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		25.00%		25.00%
Attributable Payable Production to be Purchased after stream percentage reduction		16.67%		16.67%
Gold [member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		10.50%		10.50%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL		22.00%		22.00%
Percentage of metal production at the mine which WPM is entitled to after step down		5.25%		5.25%
Cumulative gold equivalent ounces to be produced before reduction in stream percentage		310,000		310,000
Gold [member] | Cozamin [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Gold [member] | Blackwater [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		8.00%		8.00%
Attributable Payable Production to be Purchased after stream percentage reduction		4.00%		4.00%
Cumulative gold ounces to be delivered before reduction in stream percentage		464,000		464,000
Gold [member] | Marathon [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%		100.00%		100.00%
Attributable Payable Production to be Purchased after stream percentage reduction		67.00%		67.00%		67.00%
Number of ounces to be delivered before first step down in entitlement percentage						150,000
Gold [member] | Fenix [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		6.00%		6.00%
Number of ounces to be delivered before first step down in entitlement percentage		90,000		90,000
Percentage of production to be purchased after first step down		4.00%		4.00%
Number of ounces to be delivered before second step down in entitlement percentage		140,000		140,000
Percentage of production to be purchased after second step down		3.50%		3.50%
Gold [member] | Curipamba [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		50.00%		50.00%			50.00%
Attributable Payable Production to be Purchased after stream percentage reduction		33.00%		33.00%			33.00%
Cumulative gold ounces to be delivered before reduction in stream percentage		145,000		145,000
Number of ounces to be delivered before first step down in entitlement percentage							145,000
Gold [member] | Santo Domingo [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%		100.00%
Cumulative gold ounces to be delivered before reduction in stream percentage		285,000		285,000
Gold [member] | Constancia PMPA [Member]
Disclosure of contractual obligations and commitments [line items]
Price per ounce after the initial 40 year term | Agreement				550
Gold [member] | Goose PMPA [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	2.78%
Percentage of mineral interest sold	33.00%
Number of ounces to be delivered before first step down in entitlement percentage	87,100
Percentage of production to be purchased after first step down	1.44%
Number of ounces to be delivered before second step down in entitlement percentage	134,000
Percentage of production to be purchased after second step down	1.00%
Cash Consideration Received Upon Buyback Of Mineral Stream Interest | $	$ 46,000
Gain on disposal | $	$ 5,000
Gold [member] | Cangrejos [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		6.60%		6.60%
Attributable Payable Production to be Purchased after stream percentage reduction		4.40%		4.40%
Cumulative gold ounces to be delivered before reduction in stream percentage		700,000		700,000
Silver [member] | Constancia [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%		100.00%
Silver [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Silver [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Silver [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Silver [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%		100.00%
Silver [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%		100.00%
Silver [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%		100.00%
Attributable Payable Production to be Purchased after stream percentage reduction		66.67%		66.67%
Cumulative gold equivalent ounces to be produced before reduction in stream percentage		90,000,000		90,000,000
Silver [member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%		100.00%
Number of ounces to be delivered before first step down in entitlement percentage		2,150,000		2,150,000
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL		22.00%		22.00%
Percentage of metal production at the mine which WPM is entitled to after step down		50.00%		50.00%
Silver [member] | Cozamin [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		50.00%		50.00%
Number of ounces to be delivered before first step down in entitlement percentage		10,000,000		10,000,000
Percentage of metal production at the mine which WPM is entitled to after step down		33.00%		33.00%
Silver [member] | Blackwater [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		50.00%		50.00%
Attributable Payable Production to be Purchased after stream percentage reduction		33.00%		33.00%
Cumulative silver ounces to be delivered before reduction in stream percentage		17,800,000		17,800,000
Silver [member] | Marathon [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Silver [member] | Fenix [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Silver [member] | Curipamba [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		75.00%		75.00%			75.00%
Attributable Payable Production to be Purchased after stream percentage reduction		50.00%		50.00%
Cumulative silver ounces to be delivered before reduction in stream percentage		4,600,000		4,600,000
Number of ounces to be delivered before first step down in entitlement percentage							4,600,000
Silver [member] | Santo Domingo [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Silver [member] | Constancia PMPA [Member]
Disclosure of contractual obligations and commitments [line items]
Price per ounce after the initial 40 year term | Agreement				9.9
Silver [member] | Cangrejos [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Palladium [member] | Constancia [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Palladium [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Palladium [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		4.50%		4.50%
Number of ounces to be delivered before first step down in entitlement percentage		375,000		375,000
Percentage of production to be purchased after first step down		2.25%		2.25%
Number of ounces to be delivered before second step down in entitlement percentage		550,000		550,000
Percentage of production to be purchased after second step down		1.00%		1.00%
Palladium [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Palladium [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Palladium [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Palladium [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Palladium [member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Palladium [member] | Cozamin [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Palladium [member] | Blackwater [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Palladium [member] | Marathon [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Palladium [member] | Fenix [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Palladium [member] | Curipamba [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Palladium [member] | Santo Domingo [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Palladium [member] | Cangrejos [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Cobalt [member] | Constancia [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Cobalt [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Cobalt [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Cobalt [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		42.40%		42.40%
Cobalt pounds to be delivered before entitlement step down takes effect | lb		31		31
Percentage of metal production at the mine which WPM is entitled to after step down		21.20%		21.20%
Per pound cash payment as percentage of the spot price of metal delivered after up front deposit reduced to nil		22.00%		22.00%
Cobalt [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Cobalt [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Cobalt [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Cobalt [member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Cobalt [member] | Cozamin [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Cobalt [member] | Blackwater [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Cobalt [member] | Marathon [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Cobalt [member] | Fenix [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Cobalt [member] | Curipamba [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Cobalt [member] | Santo Domingo [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Cobalt [member] | Cangrejos [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Gold and palladium [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL		22.00%		22.00%
Platinum [Member] | Constancia [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Platinum [Member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Platinum [Member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Platinum [Member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Platinum [Member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Platinum [Member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Platinum [Member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Platinum [Member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Platinum [Member] | Cozamin [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Platinum [Member] | Blackwater [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Platinum [Member] | Marathon [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		22.00%		22.00%		22.00%
Attributable Payable Production to be Purchased after stream percentage reduction		15.00%		15.00%		15.00%
Number of ounces to be delivered before first step down in entitlement percentage						120,000
Cumulative Platinum Ounces To Be Delivered Before Reduction In Stream Percentage		120,000		120,000
Platinum [Member] | Fenix [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Platinum [Member] | Curipamba [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Platinum [Member] | Santo Domingo [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%
Platinum [Member] | Cangrejos [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		0.00%